Selected Statements of Operations Data (Details) - Schedule of major customer percentage of revenue	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Selected Statements of Operations Data (Details) - Schedule of major customer percentage of revenue [Line Items]
Percentage of total revenues	93.00%	83.00%	81.00%
Customer A [Member]
Selected Statements of Operations Data (Details) - Schedule of major customer percentage of revenue [Line Items]
Percentage of total revenues	53.00%	41.00%	48.00%
Customer B [Member]
Selected Statements of Operations Data (Details) - Schedule of major customer percentage of revenue [Line Items]
Percentage of total revenues	11.00%	20.00%	18.00%
Customer C [Member]
Selected Statements of Operations Data (Details) - Schedule of major customer percentage of revenue [Line Items]
Percentage of total revenues	29.00%	22.00%
Customer D [Member]
Selected Statements of Operations Data (Details) - Schedule of major customer percentage of revenue [Line Items]
Percentage of total revenues			15.00%